Condensed Financial Information of The Parent Company (Details) - Schedule of statements of cash flows - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net income	¥ 176,100	$ 26,988	¥ 149,918	¥ 106,740
Equity in earning of subsidiaries	(184,869)	(28,332)	(149,918)	(106,740)
Change in fair value of warrant liabilities	(3,904)	(598)
Change in fair value of contingent consideration	14,068	2,156
Changes in operating assets and liabilities
Prepaid expense and other current assets	(392)	(60)
Net cash provided by operating activities	1,003	154
Cash flows from investing activities
Proceeds from subsidiaries			136,953	238,500
Net cash provided by investing activities			136,953	238,500
Cash flows from financing activities
Dividends distribution to shareholders			(104,590)	(228,500)
Capital distribution due to reorganization			(32,328)	(10,000)
Due to related parties	(26,590)	(4,075)
Net cash acquired in the reverse recapitalization	32,659	5,005
Payment of listing costs	(6,924)	(1,061)
Net cash used in financing activities	(855)	(131)	(136,918)	¥ (238,500)
Net increase in cash and cash equivalents	148	23	35
Cash and cash equivalents at beginning of the year	35	5
Cash and cash equivalents at end of the year	¥ 183	$ 28	¥ 35